FinTrust Income and Opportunity Fund

Class A Shares (Ticker Symbol: HROAX)

Institutional Class Shares (Ticker Symbol: HIOIX)

a series of the

360 Funds

Supplement dated September 3, 2024

to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated March 29, 2024

__________________________________________

Changes to the Prospectus

The following replaces the name of the Fund on the cover page of the Prospectus.

M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund)

The following replaces the investment objective on page 1 of the Summary of the Prospectus.

Investment Objective.

The investment objective of the M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation.

The following replaces footnote number 2 below the Fee table on page 1 of the Summary in the Prospectus.

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M3Sixty Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized following generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% through at least March 31, 2026. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred if the Fund can make the payment without exceeding the 1.95% expense limitation.   The current contractual agreement cannot be terminated for at least one year after the effective date without the Board of Trustees’ approval.

The following replaces the information under the sub-heading “Performance” on page 6 of the Summary in the Prospectus.

Performance.

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 or at the Fund’s website at www.m3sixtycapital.com.

The following replaces the Average Annual Total Returns table on page 7 of the Summary in the Prospectus.

Average Annual Total Returns

(for the periods ended December 31, 2023)

M3Sixty Income and Opportunity Fund	One Year	Five Years	Since Inception (January 21, 2016)
Institutional Class
Return Before Taxes	15.35%	5.35%	5.06%
Return After Taxes on Distributions	15.35%	4.36%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares	9.67%	3.97%	3.57%
Class A
Return Before Taxes	8.57%	3.90%	4.05%
Return After Taxes on Distributions	8.57%	2.90%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares	5.40%	2.77%	2.72%
S&P 500® Total Return Index[1] (reflects no deduction for fees, expenses, or taxes)	26.29%	15.70%	14.60%

 The following replaces the section under the sub-heading “Management” on page 8 of the Summary of the Prospectus.

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Management.  M3Sixty Capital, LLC is the Fund’s investment adviser (the “Adviser”).

Portfolio Manager.

•	Vincent du Vigneaud is the Senior Portfolio Manager and member of the Advisor’s Investment Committee.

The following replaces the section under the heading “Management” on page 14 of the Prospectus.

Investment Adviser.  M3Sixty Capital, LLC, located at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, manages the investments of the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). The Adviser commenced business operations in June of 2023 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser. As of December 31, 2023, the Adviser had approximately $5.07 million in assets under management.

Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Adviser assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expenses, Underlying Fund fees and expenses, all expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act, and extraordinary or non-recurring expenses. For its services with respect to the Fund, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly as a percentage of the Fund’s average daily net assets at the rate of 1.25%.

In addition to the advisory fees described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement.  For a description of these potential benefits, see the description under “Portfolio Transactions And Brokerage Allocation -- Brokerage Selection” in the SAI.

Portfolio Manager.

Vincent du Vigneaud is the Senior Portfolio Manager and has over 30 years of investment experience. Mr. du Vigneaud holds a BS in Finance and Marketing from the University of South Carolina.

The SAI provides additional information about the compensation of the portfolio managers, other accounts they manage, and their ownership of securities in the Fund.

Board of Trustees.  The Fund is a series of 360 Funds, an open-end management investment company organized as a Delaware statutory trust on February 24, 2005.  The Board supervises the operations of the Fund according to applicable state and federal law and is responsible for the overall management of the Fund’s business affairs.

The following replaces the information under the sub-heading “Opening a New Account” under the heading “Purchasing Shares” on page 17 of the Prospectus.

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Opening a New Account.  To open an account with the Fund, take the following steps:

1.       Complete an Account Application.  Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase.  If you do not indicate which class you wish to purchase, your purchase will be invested in Class A shares.  The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2.       Write a check or prepare a money order from a U.S. financial institution and, payable in U.S. dollars.  For regular mail orders, mail your completed application along with your check or money order made payable to the “M3Sixty Capital Income and Opportunity Fund” to:

M3Sixty Income and Opportunity Fund

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted.  The Fund will charge the prospective investor a $20 fee for canceled checks and may redeem shares of the Fund already owned by the prospective investor or another identically registered account for such fee.  The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any canceled check.

The following replaces the information under the sub-heading “Regular Mail Redemptions” under the heading “Redeeming Shares” on page 22 of the Prospectus.

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

M3Sixty Income and Opportunity Fund

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

Regular mail redemption requests should include the following:

(1)	Your letter of instruction specifying the Fund, account number, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit-sharing plans, and other entities.

The following replaces the information on page 32 of the Prospectus.

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M3Sixty Income and Opportunity Fund

A statement of additional information (“SAI”) about the Fund has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports, and other information about the Fund, or to make inquiries about the Fund, write the Fund at M3Sixty Income and Opportunity Fund c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 or call the Fund at (877) 244-6235.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

360 Funds Investment Company Act File Number:  811-21726

Changes to the SAI

The following replaces the information on the cover page of the SAI.

M3Sixty Income and Opportunity Fund (Formerly, FinTrust Income and Opportunity Fund)

Class A Shares (Ticker Symbol: HROAX)

Institutional Class Shares (Ticker Symbol: HIOIX)

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

a series of the

360 Funds

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2024

The M3Sixty Income and Opportunity Fund (Formerly, FinTrust Income and Opportunity Fund) is a series of 360 Funds, an open-end management investment company registered with the Securities and Exchange Commission as required by the Investment Company Act of 1940, as amended.

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Fund’s prospectus dated March 29, 2024, as the same may be amended from time to time. Copies of the Prospectus may be obtained, without charge, by calling the Fund at (877) 244-6235 or writing to the Fund at the following address:

M3Sixty Income and Opportunity Fund

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c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

The following replaces the first two paragraphs under the heading “Investment Objectives, Policies and Risks” on page 1 of the SAI.

360 Funds (the “Trust”) was organized on February 24, 2005, as a Delaware statutory trust. The M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund) (the “Fund”) is an open-end management investment company and a separate non-diversified series of the Trust. The Prospectus describes the Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Fund. Prior to August 29, 2018, the Fund was known as the HedgeRow Income and Opportunity Fund.

The Fund’s investment adviser is M3Sixty Capital, LLC (the “Adviser”).

The following replaces the table under the sub-heading “Brokerage Selection” under the heading “Portfolio Transactions and Brokerage Allocation” on page 21 of the SAI.

	Aggregate Brokerage Commissions
	2021	2022	2023
M3Sixty Income and Opportunities Fund	$195,741	$111,141	$61,872

The following replaces the second paragraph under the sub-heading “Investment Adviser” under the heading “Management and Administration” on page 28 of the SAI.

Investment Adviser. Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

Effective August 31, 2024, M3Sixty Capital, LLC (the “Adviser”) entered into an Expense Limitation Agreement with the Fund under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% through at least March 31, 2026.. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date of the waiver or reimbursement , if the Fund is able to make the payment without exceeding the 1.95% expense limitation.   The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board’s approval.

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Before August 31, 2024, FinTrust Capital Advisors, LLC (“FinTrust”), the Fund’s prior investment adviser, entered into an Expense Limitation Agreement with the Fund under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95%.

As compensation for its services to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.25% of the Fund’s net assets. In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation—Brokerage Selection.”

The Fund paid the following advisory fees to FinTrust, of which FinTrust waived or recouped the amounts set forth in the table below:

The following replaces the section under the sub-heading “Portfolio Manager” under the heading “Management and Administration” on page 28 of the SAI.

Portfolio Managers.

Compensation. Mr. Vincent du Vigneaud is the portfolio manager responsible for the day-to-day management of the Fund. Mr. du Vigneaud is compensated through salary and bonus. This compensation is not determined by assets under management or performance of the Fund.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of November 30, 2022, stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Vincent du Vigneaud	B

Other Accounts. As of August 31, 2024, the Fund’s portfolio managers were responsible for managing the following types of accounts (other than the Fund):

Portfolio Manager	Account Type	Performance-Based Fees		Non-Performance-Based Fees
		Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vincent du Vigneaud	Registered Investment Company	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

The following replaces the Proxy Voting Policies and Procedures on page 52 of the SAI.

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M3SIXTY CAPITAL, LCC

PROXY VOTING POLICIES AND PROCEDURES

The Advisor has adopted a Proxy Voting Policy used to determine how the Advisor votes proxies relating to their portfolio securities. Under the Advisor’s Proxy Voting Policy, the Advisor has the following duties: (i) to make the proxy voting decisions for the securities discretionarily purchased by it, subject to the exceptions described below; and (ii) be prepared to disclose their respective proxy voting record for certain clients that request that or require that (such as ERISA Plans). In addition, to the extent the Advisor is providing portfolio management to a registered investment company, the Advisor shall provide reporting to such funds as required by Rule 30b1-4 under the 1940 Act and allow any such funds to comply with their reporting obligations under Form NP-X.

In cases where a matter with respect to which the Advisor was entitled to vote presents a conflict between the interest of Advisor’s clients on the one hand, and those of the investment advisor (including its affiliates), the Advisor shall always vote in the best interest of the Advisor’s fiduciary clients. For purposes of this Policy a vote shall be considered in the best interest of the Advisor’s fiduciary clients when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below).

To the extent the Advisor has retained a subadvisor for portfolio management services, the Advisor’s CCO shall ensure that each such subadvisor has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including any registered investment company clients.

A.                General

The Advisor believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Advisor is committed to voting corporate proxies in the manner that best serves the interests of its fiduciary clients.

B.                 The Adviser

Therefore, the Advisor shall are hereby undertake the following duties:

(1)               to make the proxy voting decisions for its clients, except as provided herein;

(2)               the portfolio management personnel shall be primarily responsible for the voting of proxies of the securities under their investment discretion, including without limitation to the extent any such personnel are named portfolio managers in the prospectus of an SEC-registered mutual fund client, then that portfolio manager shall be responsible for proxy voting decisions;

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(3)               the Advisor (including such portfolio management personnel) relies on proxy voting services (such as ISS) to assist with informing and voting of its voting decisions for various proxies;

(4)               the portfolio manager responsible for such proxy voting may in their discretion deviate from ISS’ recommended proxy vote provided that they document any such rationale for such proxy vote;

(5)               the Advisor’s CCO shall be responsible for periodically monitoring and reviewing this policy and procedures that implement the policy, including without limitation reviewing ISS’ performance, capacity and any material changes (corporate or otherwise) that may impact their ability to perform;

(6)               to maintain its proxy voting records as required by the Investment Advisers Act of 1940, as amended, including the policy and procedures, proxy form, proxy solicitation, documentation relating to the identification of resolution of conflicts of interest, documentation related to the proxy voting decisions, and a copy of any client written request of the Advisor to provide proxy voting activity.

(7)               the Advisor will disclose its proxy voting record (including without limitation, as required by Rule 30b1-4 under the 1940 Act), including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund casts its vote; and (d) whether the Fund casts its vote for or against management.

To the extent the Advisor’s client is an SEC-registered mutual fund, the Board, including a majority of the independent trustees of the Board, must approve each Advisor’s Proxy Voting and Disclosure Policy (the “Advisor Voting Policy”) as it relates to the Funds. The Board must also approve any material changes to each Adviser Voting Policy no later than six (6) months after adoption by an Advisor.

C.                Conflicts

In cases where a matter with respect to which a Fund was entitled to vote presents a conflict between the interest of the Advisor’s clients on the one hand, and those of the Advisor (including its affiliates) on the other hand, the Advisor shall always vote in the best interest of the Advisor’s clients. For purposes of this Policy a vote shall be considered in the best interest of the Advisor’s clients when a vote is cast consistent with the specific voting policy as set forth in the Advisor Voting Policy, including in those instances when a specific voting policy was approved by the Board of client, including a majority of the independent trustees on such board. To the extent a material conflict is identifies that may not be readily resolved by voting in the client’s interest, the CCO shall work with any such client to resolve the conflict including working with another proxy voting vendor directly.

In furtherance of the above policy on conflicts: personnel of the Advisor are aware of the potential for conflicts of interest and also of their obligation to disclose any such conflicts of interest to the Advisor’s CCO. In reviewing whether a conflict of interest exists, taking into account whether the proxy issuer provides material revenue to the Advisor.

* * * * * * *

You should read this Supplement in conjunction with the Prospectus and SAI dated March 29, 2024, each as may be amended from time to time, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds at (877) 244-6235.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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